Borrowings - Long-Term Borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Borrowings
Debt issued by the Company		¥ 3,624,836	¥ 3,863,436
Debt issued by subsidiaries-guaranteed by the Company		1,973,213	1,885,256
Debt issued by subsidiaries-not guaranteed by the Company	[1]	2,531,510	2,587,604
Total		¥ 8,129,559	¥ 8,336,296

[1]	Includes trading balances of secured borrowings.